MARKETABLE SECURITIES - Narratives (Details)			12 Months Ended
	Nov. 11, 2022 CAD ($) Y $ / shares	Oct. 28, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) Y	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Marketable securities
Acquired, Value			$ 1,652,000	$ 3,415,000
(Gain)/loss on marketable securities			1,007,000	(52,000)
Realized gain (loss), Value			3,000	892,000
Unrealized gain (loss), Value			243,000	944,000
QuestEx Gold And Copper Ltd
Marketable securities
Gain on sale of QuestEx shares			1,247,000	0
Goldstorm
Marketable securities
Acquired, Number of shares | shares		6,352,898
Cost per unit | $ / shares		$ 0.26
Acquired, Value	$ 1,906,000	$ 1,652,000
Number of common share per unit | shares		1
Number of warrants per unit | shares		1
Additional share per warrant | shares		1
Price per share | $ / shares	$ 0.30	$ 0.60
At fair value
Marketable securities
Acquired, Value			1,652,000	3,415,000
Value of shares			2,494,000	5,092,000	$ 2,985,000
Realized gain (loss), Value			3,000	892,000
Unrealized gain (loss), Value			(243,000)	$ (944,000)
At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Acquired, Value			253,000
Realized gain (loss), Value			$ 1,247,000
Marketable securities | Goldstorm
Marketable securities
Value of shares	$ 1,570,000
Warrants | Goldstorm
Marketable securities
Value of shares	82,000
Warrants | Black-Scholes option pricing model | Goldstorm
Marketable securities
Value of shares	$ 100,000
Warrants | Black-Scholes option pricing model | Warrants - Expected life (years)
Marketable securities
Measurement inputs | Y			1.8
Warrants | Black-Scholes option pricing model | Warrants - Expected life (years) | Goldstorm
Marketable securities
Measurement inputs | Y	2.0
Warrants | Black-Scholes option pricing model | Warrants - Annualized volatility (%)
Marketable securities
Measurement inputs			40
Warrants | Black-Scholes option pricing model | Warrants - Annualized volatility (%) | Goldstorm
Marketable securities
Measurement inputs	40
Warrants | Black-Scholes option pricing model | Warrants - Dividend rate (%)
Marketable securities
Measurement inputs			0
Warrants | Black-Scholes option pricing model | Warrants - Dividend rate (%) | Goldstorm
Marketable securities
Measurement inputs	0
Warrants | Black-Scholes option pricing model | Warrants - Risk-free interest rate (%)
Marketable securities
Measurement inputs			4.06
Warrants | Black-Scholes option pricing model | Warrants - Risk-free interest rate (%) | Goldstorm
Marketable securities
Measurement inputs	3.84
Warrants | At fair value | Black-Scholes option pricing model | Goldstorm
Marketable securities
Value of shares			$ 31,000